Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data Tables
Schedule of Quarterly Financial Data (Unaudited)

(Dollars in thousands, except per share)

				Earnings Per Share
	Interest	Net Interest	Net		Fully
	Income	Income	Income	Basic	Diluted
2013
First Quarter	$4,816	$4,427	$1,235	$0.37	$0.37
Second Quarter	4,807	4,448	1,312	0.40	0.40
Third Quarter	4,735	4,391	1,201	0.37	0.36
Fourth Quarter	4,657	4,330	1,346	0.41	0.41

2012
First Quarter	$5,175	$4,419	$1,015	$0.31	$0.31
Second Quarter	5,004	4,290	1,021	0.31	0.31
Third Quarter	5,103	4,512	1,122	0.34	0.34
Fourth Quarter	4,937	4,454	1,104	0.33	0.33